Financial instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Cash, cash equivalents and short-term investments	$ 54,853
Restricted cash	103	$ 98
Impact on income from 5% change in U.S. dollar against foreign currency	100
Impact on net loss from a 50 basis point change in interest rates	$ 716
Accounts receivable | Customer receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	88.00%	76.00%
Accounts receivable | Government grants receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	12.00%	24.00%
Minimum
Other Commitments [Line Items]
A/R period	30 days
Maximum
Other Commitments [Line Items]
A/R period	90 days